Term Loan (FY) - Schedule of Total Principle Payments Maturities (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Debt Disclosure [Abstract]
2026	$ 9,600
2027	14,400
2028	8,085
Net carrying amount of note payable	$ 32,085